Subsequent Events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Recent financing activities
During the period from July 1 to August 31, 2023, 2023, PEMEX participated in the following financing activities:
•On July 21, 2023, Petróleos Mexicanos withdrew Ps. 1,500,000 from a revolving credit line bearing interest at a floating rate linked to 91-day TIIE plus 350 basis points, maturing in November 2023.
•On August 28, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 2,000,000 bearing interest rate linked to 28-day TIIE plus 230 basis points, maturing in February 2024.
As of June 30, 2023, the outstanding amount under the PMI Trading revolving credit line was U.S.$ 132,520. From July 1 to August 31, 2023, PMI Trading obtained U.S.$ 48,174 from its revolving credit line and repaid U.S.$ 36,087. As of August 31, 2023, the outstanding amount under this revolving credit line was U.S.$ 144,607. The available amount under this revolving credit lines was U.S.$ 80,393 as of August 31, 2023.
As of August 31, 2023, PEMEX had U.S.$7,664,000 and Ps. 29,500,000 in credit lines in order to provide liquidity. As of August 31, 2023 the peso-denominated credit lines were fully drawn and U.S.$4,000 are available under U.S. dollar-denominated credit lines.
B.    Exchange rates and crude oil prices
As of August 31, 2023, the Mexican peso-U.S. dollar exchange rate was Ps. 16.8402 per U.S. dollar, which represents a 1.4% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of June 30, 2023, which was Ps. 17.0720 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimate of Ps. 20,613,264 in PEMEX’s foreign exchange gains as of August 31, 2023.
As of August 31, 2023, the weighted average price of the crude oil exported by PEMEX was U.S.$79.96 per barrel. This represents a price increase of approximately 22.8% as compared to the average price as of June 30, 2023, which was U.S.$65.14 per barrel.
C.    Exploration and Production

Nohoch-A

On July 7, 2023, a fire broke out at the Nohoch-A Processing Center and its compression platform in our Cantarell Field in the Bay of Campeche. The emergency stop system was activated and boats were sent to control the fire. 328 employees were working at the facility, of whom 321 were evacuated and 6 were injured. Unfortunately, two contractors lost their lives and one is still missing. The fire was controlled that same day and an investigation is being conducted to find the root cause.

The Nohoch-A fire halted the production of 700,000 barrels of crude oil equivalent (oil and gas) on the day of the incident, with 600,000 barrels of crude oil equivalent was being restored within 48 hours after the incident. As of the date of this report, production levels at Nohoch-A have been restored.

In August 2023, PEMEX recognized Ps. 10,066,649 of disposal of properties, plant and equipment in the statement of comprehensive income (loss) for the damaged assets. Once the investigation is complete PEMEX expects to receive insurance recovery, which it would recognize as other revenue.

D. Mexican Government Contributions

On July 26, 2023, Petróleos Mexicanos received Ps. 64,970,000 in Certificates of Contribution “A” from the Mexican Government through the Ministry of Energy, to help improve PEMEX’s financial position.

On August 10, 2023, Petróleos Mexicanos received Ps. 5,534,500 in Certificates of Contribution “A” from the Mexican Government through the Ministry of Energy and were designated for the construction of the Olmeca Refinery in Dos Bocas.